PROVISIONS - Changes in the Close Down and Restoration Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	$ 58,330	$ 63,909	$ 58,920
Provision from acquisition of Seabee Gold Operation (note 3)	0	5,464
Provision removed from sale of exploration and evaluation asset (note 8)	0	(257)
Settled during the year	(926)	(838)
Accretion expense	3,380	3,624
Foreign exchange gain (loss)	396	(163)
Revisions and new estimated cash flows	(8,429)	(2,841)
Less: current portion	(978)	(8,347)
Non-current close down and restoration provision	$ 57,352	$ 55,562